Pension and Postretirement Benefits - Schedule of Accumulated Postretirement Benefit Obligation, Employer Contributions, Benefits Paid and Funded Status (Detail) (Other postretirement benefit obligations [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other postretirement benefit obligations [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Accumulated postretirement benefit obligation at end of year	$ 49,504	$ 44,772	$ 40,534	$ 27,109
Employer contributions	2,189	1,894
Benefits paid	(2,189)	(1,894)	(1,591)
Funded status at end of year	$ (49,504)	$ (44,772)	$ (40,534)	$ (27,109)